Document And Entity Information	Apr. 29, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	BROADSTONE NET LEASE, INC.
Entity Central Index Key	0001424182
Entity Emerging Growth Company	false
Entity File Number	001-39529
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	26-1516177
Entity Address, Address Line One	800 Clinton Square
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14604
City Area Code	585
Local Phone Number	287-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00025 par value
Trading Symbol	BNL
Security Exchange Name	NYSE
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed solely to correct an inadvertent typographical error with respect to the description of Proposal 2 that was included above the final voting results table for such proposal disclosed within the Current Report on Form 8-K filed by Broadstone Net Lease, Inc. (the "Company") on May 5, 2022 (the "Original 8-K"). Except as set forth herein, this Amendment No.1 on Form 8-K/A does not amend or update any other information set forth in the Original 8-K.